Employee Benefit Plans (Tables)	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation by Statement of Operations
The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of revenue	$146	$283	$700
Research and development	580	1,126	2,363
Sales and marketing	1,311	2,546	5,409
General and administrative	651	1,178	2,180
Total stock-based compensation	$2,688	$5,133	$10,652

Schedule of Unrecognized Stock-Based Compensation Balance
The following table summarizes the unrecognized stock-based compensation balance, net of estimated forfeitures, by type of awards as of July 31, 2012:

	As of July 31, 2012	Weighted-Average Amortization Period
	(In thousands)	(In years)
Stock options	$22,900	2.84
ESPP	6,934	1.19
Restricted stock units	566	3.92
Total unrecognized stock-based compensation balance	$30,400	2.48

Schedule of Determination of Fair Value
The estimated grant date fair value of all our equity-based awards was calculated using the BSM option-pricing model, based on the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Employee Stock Options:
Expected term (in years)	6.08	6.08	6.08
Risk-free interest rate	1.98%	1.73%	0.9%
Expected volatility	60%	60%	56%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$3.07	$4.74	$5.75

ESPP:
Expected term (in years)	—	—	0.67 – 2.17
Risk-free interest rate	—%	—%	0.15% – 0.31%
Expected volatility	—%	—%	53% – 58%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$—	$—	$9.40

Schedule of Stock-Based Compensation Activity
The following table summarizes the stock option activity and related information as of and for the three years ended July 31, 2012 under our Plans:

	Options Outstanding
	Number of Shares Underlying Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding as of July 31, 2009	5,903,063	$1.67	6.90	$2,689
Options granted	4,559,765	4.33
Options exercised	(712,585)	1.11
Options forfeited/expired	(369,837)	3.22
Outstanding as of July 31, 2010	9,380,406	$2.94	7.50	$32,237
Options granted	2,214,969	8.46
Options exercised	(1,558,600)	0.76
Options forfeited/expired	(469,983)	5.32
Outstanding as of July 31, 2011	9,566,792	$4.46	7.63	$50,224
Options granted	3,274,557	10.84
Options exercised	(629,244)	3.58
Options forfeited/expired	(365,059)	7.89
Outstanding as of July 31, 2012	11,847,046	$6.16	7.30	$176,037
Vested and expected to vest - July 31, 2012	11,237,592	$5.97	7.21	$169,128
Exercisable - July 31, 2012	6,103,203	$3.58	5.94	$106,454

Schedule of Exercise Price Range
The following table summarizes information about stock options outstanding and exercisable under the Plans as of July 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Shares Underlying Outstanding Options	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price per Share	Number of Shares Underlying Exercisable Options	Weighted-Average Exercise Price per Share
		(In Years)
$0.12 – $1.68	1,802,248	3.89	$1.32	1,777,657	$1.33
$1.71 - $2.49	1,494,623	5.60	$2.13	1,348,328	$2.14
$2.94 – $3.36	558,274	5.74	$3.18	558,274	$3.18
$4.53	2,013,560	7.58	$4.53	1,184,741	$4.53
$6.33	1,363,354	7.88	$6.33	677,534	$6.33
$7.08	215,848	8.35	$7.08	83,474	$7.08
$9.12	1,544,705	9.05	$9.12	62,685	$9.12
$9.33 - $9.66	1,219,563	8.57	$9.54	400,677	$9.53
$9.78 - $16.00	1,584,735	9.60	$12.37	9,397	$10.67
$17.48 - $246.60	50,136	9.34	$20.42	436	$246.60
	11,847,046	7.30	$6.16	6,103,203	$3.58

Schedule of Shares Available for Grant
The following table presents the stock grant activity and the total number of shares available for grant under the 2012 Plan as of July 31, 2012:

2012 Plan
Available at August 1, 2011	—
Authorized (1)	5,025,101
Options granted	(487,695)
RSUs granted	(35,550)
Options forfeited/expired(2)	138,772
Balance at July 31, 2012	4,640,628

(1)
Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

(2)	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.